Segment information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment information
Segment information
Operating segment
OPCO’s fleet, which is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker, which is the Company's board of directors, as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.
A breakdown of the Company’s revenues by customer for the years ended December 31, 2016, 2015 and 2014 is as follows:

	2016	2015	2014
BP	42.0%	44.8%	41.5%
ExxonMobil	22.0%	29.5%	26.4%
Hibernia	15.1%	2.6%	—%
Tullow	13.0%	13.5%	17.4%
Chevron	5.4%	8.5%	14.7%
Other	2.5%	1.1%	—%
Total	100.0%	100.0%	100.0%

Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2016, 2015 and 2014 and fixed assets as of December 31, 2016 and 2015 by geographic area:
Revenues

(In US$ millions)	2016	2015	2014
United States	$672.2	$781.1	$556.6
Canada	241.5	190.9	126.1
Ghana	208.1	234.7	233.5
Nigeria	185.2	250.1	228.5
Angola	175.9	179.4	92.3
Thailand	86.3	99.8	105.6
Other	31.1	5.6	—
Total	$1,600.3	$1,741.6	$1,342.6
Fixed Assets—Drilling Units (1)

(In US$ millions)	2016	2015
United States	$2,815.5	$2,927.4
Ghana	575.0	591.5
Angola	554.0	571.3
Spain	496.2	—
Canada	488.0	519.2
Thailand	241.0	251.5
Singapore	171.2	—
Nigeria	—	508.0
Myanmar	—	178.4
Total	$5,340.9	$5,547.3

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2016 and December 31, 2015. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.